8. Derivative Liabilities: Schedule of Assumptions Used (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Assumptions Used
Assumptions	December 31 2015
Dividend yield	0.00%
Risk-free rate for term	0.33%-0.72%
Volatility	98%-100%
Remaining terms (years)	1.72-2
Stock price ($ per share)	2.00